February 28, 2025

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MARCH 3, 2025

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2025

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information dated February 1, 2025, with respect to Sterling Capital Funds.

Effective immediately, the Public Availability of Portfolio Holdings Information section in the Funds’ Statement of Additional Information at pages 125-126 is replaced in its entirety with the following:

Public Availability of Portfolio Holdings

No earlier than ten calendar days after the end of each month, the Funds will make public on such Funds’ Website a complete schedule of each Fund’s portfolio holdings. Such information will be current as of the end of the most recent month and will be available on such Funds’ Website until updated for the next applicable month.

Effective February 19, 2025, the following Officers section in the Funds’ Statement of Information on pages 101-102 is replaced in its entirety with the following:

OFFICERS
(1)	(2)	(3)	(4)	(5)	(6)
		TERM OF	PRINCIPAL	NUMBER OF PORTFOLIOS IN FUND	OTHER
NAME AND	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
DATE OF	HELD WITH	LENGTH OF	DURING THE PAST 5	OVERSEEN	HELD BY
BIRTH	THE FUNDS	TIME SERVED	YEARS	BY TRUSTEE	TRUSTEE
James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/ 12-Present	From August 2020 to present, Managing Director, Sterling Capital; From March 2012 to August 2020, Executive Director, Sterling Capital	N/A	N/A
Todd M. Miller Birthdate: 09/71	Treasurer and Secretary	Indefinite, Treasurer, 01/15 – Present; Secretary, 08/10- Present	From May 2021 to present, Executive Director, Sterling Capital; From June 2009 to April 2021, Director, Sterling Capital	N/A	N/A
Michelle A. Whalen Birthdate: 04/69	Vice President	Indefinite, 11/15 – Present	From May 2021 to present, Director, Sterling Capital; From August 2015 to April 2021, Associate Director & Senior Mutual Fund Administrator, Sterling Capital	N/A	N/A

(1)	(2)	(3)	(4)	(5)	(6)
NUMBER OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
NAME AND	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
DATE OF	HELD WITH	LENGTH OF	DURING THE PAST 5	OVERSEEN	HELD BY
BIRTH	THE FUNDS	TIME SERVED	YEARS	BY TRUSTEE	TRUSTEE
Charles A. Durham	Chief Compliance	Indefinite, 06/18 –	From June 2018 to present, Chief	N/A	N/A
Birthdate: 06/79	Officer	Present	Compliance & Risk Officer and
Executive Director, Sterling Capital
Zachary Richmond	Assistant Treasurer	Indefinite, 08/24 –	Senior Vice President, Financial	N/A	N/A
Birthdate: 06/80		Present	Administration for Ultimus Fund
Solutions, LLC (August 2024-present);
Vice President, Financial Administration
for Ultimus Fund Solutions, LLC
(2015-August 2024)
Timothy J. Bresnahan	Assistant Secretary	Indefinite, 02/25 –	Vice President, Senior Counsel, Ultimus	N/A	N/A
Birthdate: 12/68		Present	Fund Solutions, LLC, September 2024 to
present; Senior Legal Counsel,
Transamerica Asset Management, 2008
to 2024.
Timothy J. Shaloo Birthdate: 02/70	Anti-Money Laundering Officer	Indefinite, 02/25 – Present	Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (2023 – present); Senior Compliance Analyst, Northern Lights Compliance Services, LLC (2021 - 2023); Compliance Specialist, Ultimus Fund Solutions, LLC (2016 to 2021).	N/A	N/A

This Supplement should be read in conjunction with the Funds’ Prospectuses and Statement of Additional Information (“SAI”). This Supplement, and the Prospectuses and SAI, each dated February 1, 2025, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference. These can be obtained without charge by calling 1-800-228-1872.

SAI SUPP - 03032025